Investment Objectives and Goals - Guinness Atkinson Real Assets Income ETF	Dec. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Real Assets Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Guinness Atkinson Real Assets Income ETF (the “Real Assets Income ETF” or the “Fund”) seeks a moderately high level of current income, consistent dividend growth and capital appreciation.